Stockholders’ Equity (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Apr. 06, 2021
Class of Stock [Line Items]
Common stock, voting rights	The shares of non-economic Class B and Class C common stock of the Company entitle each share to one vote and ten votes per share, respectively.	The shares of non-economic Class B and Class C Common Stock of the Company entitle each share to one vote and ten votes per share, respectively
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Preferred stock, shares authorized		100,000,000
Preferred stock, par value		$ 0.0001
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding	11,498,700	11,498,800
Exercise price per share	$ 0.01	$ 0.01
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding	6,100,000	6,100,000
Nano Lithuania and Nano US [Member]
Class of Stock [Line Items]
Equity ownership percentage	51.00%	51.00%
Minority interest percentage	49.00%	49.00%
AST and Science LLC [Member] | Parent Company [Member]
Class of Stock [Line Items]
Equity ownership percentage			28.50%
Minority interest percentage	71.60%	71.50%	71.50%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued	51,782,254	51,730,904
Common stock, shares outstanding	51,782,254	51,730,904
Common stock, voting rights	Holders of Class A common stock are entitled to one vote for each share.	Holders of Class A Common Stock are entitled to one vote for each share.
Common stock, shares authorized	800,000,000	800,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Exercise price per share	11.50	11.50
Common Class A [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Exercise price per share	$ 11.50	$ 11.50
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares issued	51,636,922	51,636,922
Common stock, shares outstanding	51,636,922	51,636,922
Common stock, voting rights	Shares of Class B Common Stock were issued to the Existing Equityholders of AST LLC (other than Mr. Avellan) in connection with the Business Combination and are noneconomic, but entitle the holder to one vote per share. The Company is authorized to issue 200,000,000 shares of Class B Common Stock with a par value of $0.0001 per share.	Shares of Class B Common Stock were issued to the Existing Equityholders of AST LLC (other than Mr. Abel Avellan) in connection with the Business Combination and are non-economic, but entitle the holder to one vote per share.
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Class C [Member]
Class of Stock [Line Items]
Common stock, shares issued	78,163,078	78,163,078
Common stock, shares outstanding	78,163,078	78,163,078
Common stock, voting rights	Shares of Class C common stock were issued to Mr. Avellan in connection with the Business Combination and are non-economic, but entitle the holder to ten votes per share (the “Super-Voting Rights”). The Company is authorized to issue 125,000,000 shares of Class C common stock with a par value of $0.0001 per share.	Shares of Class C Common Stock were issued to Mr. Abel Avellan in connection with the Business Combination and are non-economic, but entitle the holder to ten votes per share (the “Super-Voting Rights”).
Common stock, shares authorized	125,000,000	125,000,000
Common stock, par value	$ 0.0001	$ 0.0001